UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22520

Oppenheimer Short Duration Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Corporate Bonds and Notes–26.3%
Consumer Discretionary–4.4%
Automobiles–4.4%
American Honda Finance Corp.:
0.785% Sr. Unsec. Nts., 6/18/14[1,2]	$3,500,000	$3,513,426
2.375% Sr. Unsec. Nts., 3/18/13[1]	1,970,000	1,984,123
4.625% Sr. Unsec. Nts., 4/2/13	300,000	305,319
Daimler Finance North America LLC, 1.677% Sr. Unsec. Nts., 7/11/13[1,2]	1,500,000	1,510,992
Volkswagen International Finance NV, 1.126% Sr. Unsec. Nts., 3/21/14[1,2]	3,000,000	3,016,044

		10,329,904
Financials–18.4%
Capital Markets–1.5%
UBS AG (Stamford CT), 2.25% Sr. Unsec. Nts., 1/28/14	3,500,000	3,554,215
Commercial Banks–12.3%
Australia & New Zealand Banking Group Ltd., 1.09% Sr. Unsec. Unsub. Nts., 1/10/14[1,2]	2,000,000	2,012,774
Commonwealth Bank of Australia, 1.119% Sr. Unsec. Nts., 3/17/14[1,2]	1,500,000	1,509,542
HSBC Bank plc:
0.725% Sr. Unsec. Unsub. Nts., 1/18/13[1,2]	2,150,000	2,152,475
1.088% Sr. Unsec. Nts., 8/12/13[1,2]	1,000,000	1,003,665
1.13% Sr. Unsec. Nts., 1/17/14[1,2]	2,500,000	2,513,420
National Australia Bank Ltd.:
1.17% Nts., 12/10/13[1,2]	2,000,000	2,015,848
2.35% Sr. Unsec. Nts., 11/16/12	2,500,000	2,501,523
3.75% Sr. Unsec. Unsub. Nts., 3/2/15[1]	1,900,000	2,019,398
Nordea Bank AB, 1.75% Sr. Unsec. Unsub. Nts., 10/4/13[1]	3,000,000	3,036,516
Royal Bank of Canada, 1.013% Sr. Unsec. Nts., 10/30/14[2]	1,500,000	1,515,555
Toronto-Dominion Bank, 0.895% Sr. Unsec. Unsub. Nts., 11/1/13[2]	3,000,000	3,014,118
Westpac Banking Corp.:
1.092% Sr. Unsec. Nts., 3/31/14[1,2]	1,500,000	1,509,506
1.138% Sr. Unsec. Unsub. Nts., 12/9/13[2]	1,610,000	1,621,396
2.25% Sr. Unsec. Unsub. Bonds, 11/19/12	2,500,000	2,501,865

		28,927,601
Consumer Finance–2.2%
American Express Credit Corp., 5.875% Sr. Unsec. Nts., 5/2/13	5,000,000	5,133,970
Diversified Financial Services–2.4%
ING Bank NV:
1.439% Sr. Unsec. Nts., 3/15/13[1,2]	2,500,000	2,506,975
2% Sr. Unsec. Nts., 10/18/13[1]	1,000,000	1,008,270
2.65% Sr. Unsec. Unsub. Nts., 1/14/13[1]	2,075,000	2,083,026

		5,598,271

1	Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Health Care–0.6%
Pharmaceuticals–0.6%
Teva Pharmaceutical Finance BV, 1.339% Sr. Unsecured Nts., 11/8/13[2]	$1,500,000	$1,512,021
Industrials–2.9%
Industrial Conglomerates–2.9%
General Electric Capital Corp.:
0.649% Sr. Unsec. Nts., 9/15/14[2]	2,750,000	2,741,577
1.201% Sr. Unsec. Unsub. Nts., 1/7/14[2]	2,000,000	2,016,198
1.373% Sr. Unsec. Nts., Series A, 9/23/13[2]	500,000	504,280
1.875% Sr. Unsec. Nts., 9/16/13	1,500,000	1,519,962

		6,782,017

Total Corporate Bonds and Notes (Cost $61,555,379)		61,837,999
Certificates of Deposit–10.9%
Bank of Nova Scotia, Houston TX, 0.863%, 1/30/14[2]	3,000,000	3,010,413
Commonwealth Bank of Australia, 1.144%, 6/14/13[2]	3,000,000	3,014,964
Nordea Bank AB, 0.793%, 4/5/13[2]	2,000,000	2,002,554
Rabobank Nederland NV, New York, 0.68%, 1/17/14[2]	3,000,000	3,002,823
Royal Bank of Canada, New York, 0.77%, 11/28/12	2,000,000	2,000,000
Skandinaviska Enskilda Bank, New York, 0.835%, 10/20/14	4,500,000	4,495,316
Svenska Handelsbanken, New York, 0.835%, 3/8/13[2]	3,000,000	3,005,253
Swedbank AB, New York, 0.90%, 9/5/13	5,000,000	5,005,920

Total Certificates of Deposit (Cost $25,477,698)		25,537,243
Short-Term Notes–62.5%
Capital Markets–2.3%
BNP Paribas Finance, Inc., 0.67%, 4/2/13	5,500,000	5,487,682
Commercial Banks–3.9%
Barclays US Funding LLC, 0.63%, 3/18/13	4,200,000	4,193,431
Deutsche Bank AG, 0.62%, 7/15/13	5,000,000	4,975,799

		9,169,230
Electric Utilities–4.7%
Centrica plc, 0.75%, 1/9/13[3]	11,000,000	10,991,936
Food Products–3.1%
Tesco Treasury Services plc, 0.52%, 12/3/12[3]	7,400,000	7,396,580
Insurance–4.5%
Prudential Financial, Inc.:
0.75%, 6/14/13[3]	1,500,000	1,493,437
0.85%, 4/30/13[3]	1,000,000	996,828
0.90%, 4/1/13[3]	7,000,000	6,983,863
0.90%, 4/26/13[3]	1,000,000	996,947

		10,471,075
Leasing & Factoring–3.4%
Daimler Finance NA plc:
1.02%, 9/10/13[3]	1,500,000	1,489,350
1.02%, 9/19/13[3]	1,000,000	992,670

2	Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Daimler Finance NA plc Continued
1.07%, 10/15/13[3]	$5,500,000	$5,456,012

		7,938,032
Metals & Mining–4.7%
Xstrata Finance (Canada) Ltd.:
0.48%, 11/5/12[1,3]	8,530,000	8,529,548
0.50%, 11/1/12[1,3]	2,550,000	2,550,000

		11,079,548
Municipals–10.7%
Albany, NY Industrial Development Agency Bonds, 1%, 5/1/27[2]	1,205,000	1,205,000
Albuquerque, NM Industrial Revenue Bonds, CVI Laser Corp. Project, Series 1998, 0.67%, 6/1/18[2]	1,200,000	1,200,000
Babylon, NY Industrial Development Agency Bonds, 0.70%, 3/1/24[2]	1,600,000	1,600,000
Chattanooga, TN Industrial Development Board Revenue Bonds, Hunter Museum of American Art, 0.50%, 4/1/24[2]	1,125,000	1,125,000
Grant Cnty., WV Solid Waste Disposal Commission Revenue Bonds, 0.50%, 11/13/12	4,500,000	4,500,000
Liberty Cnty., GA Industrial Authority Revenue Refunding Bonds, 0.45%, 3/1/16[2]	965,000	965,000
MassDOT Western Turnpike Revenue Bonds, 0.94%, 1/1/13	3,000,000	3,002,610
Philadelphia, PA Authority for Industrial Economic Development Revenue Bonds, 0.45%, 9/1/20[2]	1,230,000	1,230,000
Staunton, VA Industrial Development Authority Revenue Bonds, 0.43%, 2/1/27[2]	1,385,000	1,385,000
Union Cnty., AR Industrial Development Revenue Bonds, 0.79%, 10/1/27[2]	8,850,000	8,850,000

		25,062,610
Oil, Gas & Consumable Fuels–0.8%
DCP Midstream LLC, 0.45%, 11/5/12[3]	1,800,000	1,799,910
Personal Products–4.2%
Reckitt Benckiser Treasury Services plc:
0.70%, 9/19/13[3]	7,500,000	7,464,602
0.72%, 9/26/13[3]	2,500,000	2,487,781

		9,952,383
Special Purpose Financial–11.7%
Concord Minutemen Cap. Corp. LLC:
0.69%, 1/25/13	1,500,000	1,498,397
0.69%, 2/4/13	1,000,000	998,763
0.95%, 11/1/12	7,500,000	7,500,000
Govco, Inc., 0.65%, 11/5/12[3]	9,500,000	9,499,314
Legacy Capital LLC:
0.65%, 4/2/13	5,500,000	5,490,814
0.69%, 2/4/13	1,000,000	999,259
0.69%, 3/4/13	1,500,000	1,498,341

		27,484,888

3	Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Telephone Utilities–4.2%
Vodafone Group plc:
0.87%, 7/24/13	$8,000,000	$7,953,125
1.10%, 7/31/13	2,000,000	1,987,844

		9,940,969
Tobacco–4.3%
BAT International Finance plc, 0.57%, 11/14/12[3]	10,000,000	9,997,942

Total Short-Term Notes (Cost $146,692,176)		146,772,785

	Shares
Investment Company–0.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[4,5] (Cost $666)	666	666
Total Investments, at Value (Cost $233,725,919)	99.7%	234,148,693
Other Assets Net of Liabilities	0.3	751,139

Net Assets	100.0%	$234,899,832

Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $44,475,548 or 18.93% of the Fund’s net assets as of October 31, 2012.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $79,126,720 or 33.69% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
4.	Rate shown is the 7-day yield as of October 31, 2012.
5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2012	Gross Additions	Gross Reductions	Shares October 31, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	662	4	—	666

				Value
Oppenheimer Institutional Money Market Fund, Cl. E				$666

Notes to Statement of Investments

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

4	Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

5	Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Bonds and Notes	$—	$61,837,999	$—	$61,837,999
Certificates of Deposit	—	25,537,243	—	25,537,243
Short-Term Notes	—	146,772,785	—	146,772,785
Investment Company	666	—	—	666

Total Assets	$666	$234,148,027	$—	$234,148,693

6	Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$233,725,919

Gross unrealized appreciation	$431,455
Gross unrealized depreciation	(8,681)

Net unrealized appreciation	$422,774

7	Oppenheimer Short Duration Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Short Duration Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 12/11/2012